Segment information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) segment	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of operating segments [line items]
Number of reportable segments | segment	2
Revenues	€ 127,087	€ 129,519	€ 39,563
Other income	28,830	22,093	21,017
Total revenues and other income	155,918	151,612	60,579
Operating loss	(89,802)	(11,491)	(89,444)
Financial (expenses)/income	(25,705)	65,737	(30,184)
Income / loss (-) before tax	(115,507)	54,246	(119,628)
Income taxes	(198)	(235)	1,218
Net income / loss (-)	(115,704)	54,012	(118,410)
Operating segments [member]
Disclosure of operating segments [line items]
Operating loss	(73,524)	(649)	(84,713)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues	(5,104)	(4,379)	(5,459)
Total revenues and other income	(5,104)	(4,379)	(5,459)
Unallocated amounts [member]
Disclosure of operating segments [line items]
Operating loss	(16,278)	(10,841)	(4,731)
Warrant costs [member]
Disclosure of operating segments [line items]
Operating loss	(16,536)	(11,034)	(5,036)
Depreciation cost [member]
Disclosure of operating segments [line items]
Operating loss			507
IAS19R reclassification [member]
Disclosure of operating segments [line items]
Operating loss	258	193	(202)
Research and Development Segment [Member]
Disclosure of operating segments [line items]
Revenues	118,262	121,616	34,129
Other income	28,815	21,922	20,778
Total revenues and other income	147,077	143,538	54,907
Research and Development Segment [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating loss	(73,610)	1,138	(82,024)
Fee For Services Segment [Member]
Disclosure of operating segments [line items]
Revenues	8,825	7,903	5,434
Other income	15	171	238
Total revenues and other income	13,945	12,453	11,131
Fee For Services Segment [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating loss	86	(1,787)	(2,690)
Fee For Services Segment [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues	€ (5,104)	€ (4,379)	€ (5,459)